RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

(a)	Names and Relationship of Related Parties:

Existing Relationship with the Company
Dr. Tang	Chairman and controlling shareholder of the Company
Shanghai Ossen Material Research Insititute Co., Ltd. (Formerly Shanghai Zhengfangxing Steel Co., Ltd.) (“Ossen Material Research”)	Under common control of Dr. Tang
Shanghai Ossen Investment Co., Ltd. (“SOI”)	Under common control of Dr. Tang
Shanghai Ossen Investment Holdings (Group) Co., Ltd. (“Ossen Shanghai)	Under common control of Dr. Tang and Dr. Tang is the President
Shanghai Pujiang Cable Co., Ltd. (“Shanghai Pujiang”) Zhejiang Pujiang Cable Co., Ltd. (“Zhejiang Pujiang”)	Subsidiary of Ossen Shanghai since September 2010 Subsidiary of Shanghai Pujiang since December 2010

(b)	Summary of Balances with Related Party:

	December 31,
	2014	2013
Notes receivable from related party:
Shanghai Pujiang, due June 6, 2014, subsequently settled on due date	$-	$3,228,775
Shanghai Pujiang, due March 12, 2014, subsequently settled on due date	-	1,614,387
Ossen Material Research, due May 19, 2014, subsequently settled on due date	-	4,843,163
Ossen Material Research, due March 9, 2014, subsequently settled on due date	-	1,614,387
Ossen Material Research, due February 20, 2014, subsequently settled on due date	-	1,614,387
	$-	$12,915,099

The notes receivable from related party were bank acceptance notes endorsed from the Company's customers.

	December 31,
	2014	2013
Due to related party:
Ossen Material Research	$69,469	16,911
	$69,469	16,911

Ossen Material Research is supplier of the Company. The balance of due to related party arises from the purchase of raw materials paid by Ossen Material Research on behalf of the Company.

	December 31,
	2014	2013
Due to shareholder:
Dr. Tang	$100,000	$50,000
	$100,000	$50,000

Dr. Tang is the chairman and controlling interest shareholder of the Company. From time to time, Dr. Tang paid operating expenses on behalf of the Company to assist with the Company's cash needs for business purposes.

(c)	Summary of Related Party Transactions:

		December 31,
		2014	2013	2012
	Ossen Material Research provided guarantee for the bank loans borrowed by the Company	$813,536	$4,035,969	$9,985,370
	Ossen Material Research provided guarantee together with SOI for the short-term bank loans borrowed by the Company	$-	$-	$4,755,413
	Ossen Material Research provided guarantee together with Ossen Shanghai and Dr. Tang for the short-term bank loans borrowed by the Company	1,627,075	1,937,265	-
Ossen Material Research	Ossen Material Research provided guarantee together with Zhaoyang for the short-term bank loans borrowed by the Company	$-	$-	$4,755,413
	Ossen Material Research provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$5,694,761	$3,228,775	$11,095,964
	Ossen Material Research provided guarantee for the notes payable issued by the bank	$14,806,378	$3,228,775	$22,984,497
	Ossen Material Research provided guarantee together with Zhaoyang for the notes payable issued by the bank	$-	$-	$3,170,275
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$4,881,224	$4,843,162	$-
	Ossen Material Research sold raw materials to the Company	$-	$2,056,102	$2,999,097

	SOI provided guarantee for the short-term bank loans borrowed by the Company	$1,627,075	$-	$3,170,275
SOI	SOI provided guarantee together with Ossen Material Research for the short-term bank loans borrowed by the Company	$-	$-	$4,755,413
	SOI provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$3,254,149	$-	$-

Ossen Shanghai	Ossen Shanghai provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	$1,627,075	$1,937,265	$-

Zhaoyang	Zhaoyang provided guarantee together with Ossen Material Research for the short-term bank loans borrowed by the Company	$-	$-	$4,755,413
	Zhaoyang provided guarantee together with Ossen Material Research for the notes payable issued by the bank	$-	$-	$3,170,275
	Zhaoyang purchased products from the Company	$-	$5,148,724	$7,136,843

Shanghai Zhaoyang New Metal Material Co., Ltd. (“Zhaoyang”) was no longer the Company's related party following the Stock Transfer Agreement signed on March 31, 2013 with 30% interest in Ossen Shanghai was transferred to Dr. Tang.

Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$15,457,208	$11,300,712	$15,851,377
	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$21,314,676	$17,550,330	$12,866,563
Zhejiang Pujiang	Zhejiang Pujiang purchased products from the Company	$-	$-	$440,107

In accordance with ASC 810-10, “Consolidation”, the Company first evaluated that none of the related parties met the scope exceptions as outlined in the guidance. The Company then had to determine if it hold any variable interest in the related parties. The Company determined to have a variable interest in Shanghai Pujiang and Ossen Material Research because the Company guarantees $15,457,208 of the outstanding short term debt and $21,314,676 of notes payable of Shanghai Pujiang and $4,881,224 of the outstanding short term debt of Ossen Material Research. Next, the Company evaluated if Shanghai Pujiang or Ossen Material Research are variable interest entities. Using both qualitative and quantitative analysis, the Company does not have the power to direct Shanghai Pujiang and Ossen Material Research's activities that significantly impact their economic performance and does not have the obligation to absorb losses or the right to receive benefits from the entities. Thus, the Company is not the primary beneficiary of Shanghai Pujiang and Ossen Material Research. As a result,.the Company determined Shanghai Pujiang and Ossen Material Research were not variable interest entities that require consolidation as defined in ASC 810. The Company determined Dr. Tang to be the primary beneficiary Shanghai Pujiang and Ossen Material Research because Dr. Tang is most closely associated with the Shanghai Pujiang and Ossen Material Research. Dr. Tang had the power to direct the activities of Shanghai Pujiang and Ossen Material Research that most significantly impact its economic performance and has the obligation to absorb losses of Shanghai Pujiang and Ossen Material Research that could potentially be significant or the right to receive benefits from the related parties that could potentially be significant.

The Company also evaluated the remaining related parties and affiliated entities under ASC 810 and because the Company does not guarantee the debt, the holders of the equity were at risk and therefore determined to be the primary beneficiary and these entities are not variable interest entities that require consolidation.